Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 39	€ 44
Net interest on the net defined benefit liability (asset)	18	19
Past service cost	0	69
Total defined benefit expenses	57	132
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	32	38
Net interest on the net defined benefit liability (asset)	9	10
Past service cost	0	66
Total defined benefit expenses	42	113
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	7	6
Net interest on the net defined benefit liability (asset)	9	9
Past service cost	0	4
Total defined benefit expenses	€ 15	€ 19